Condensed Statement of Stockholders' (Deficit) Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Common Stock Subscription Receivable - Related Party [Member]	Accumulated Deficit [Member]	Series A Preferred Stock [Member]
Beginning balance at Dec. 31, 2012	$ (132,784)	$ 0	$ 26,279,815		$ (26,412,599)	$ 0
Beginning balance, shares at Dec. 31, 2012		15,560,504				0
Issuance of stock	1,050,004		1,049,987			$ 17
Issuance of stock, shares						170,001
Issuance of restricted stock in lieu of cash payment under the Bankruptcy Plan	152,000	$ 0	152,000			$ 0
Issuance of restricted stock in lieu of cash payment under the Bankruptcy Plan, shares		3,328,467
Initiation of par value pursuant to agreement and plan of merger and reorganization		$ 1,889	(1,889)
Net loss	(1,835,056)				(1,835,056)
Ending balance at Dec. 31, 2013	(765,836)	$ 1,889	27,479,913		(28,247,655)	$ 17
Ending balance, shares at Dec. 31, 2013		18,888,971				170,001
Issuance of preferred and common stock in debt forgiveness transaction	189,768	$ 253	189,508			$ 7
Issuance of preferred and common stock in debt forgiveness transaction, shares		2,530,227				71,636
Issuance of stock	250,000	$ 2,000	1,498,000	$ (1,250,000)
Issuance of stock, shares		20,000,000
Issuance of warrants for debt forgiveness	450,000		450,000
Issuance of common stock warrants in acquisition of research and development and development license agreement	619,134		619,134
Issuance of preferred stock in acquisition of research and development license agreement	1,290,726		1,290,700			$ 26
Issuance of preferred stock in acquisition of research and development license agreement, shares						258,363
Collection of stock subscription receivable	1,250,000			$ 1,250,000
Conversion of preferred stock to common stock		$ 17,000	(16,950)			$ (50)
Conversion of preferred stock to common stock, shares		170,000,739				(500,000)
Stock based compensation	753,585		753,585
Net loss	(3,975,298)				(3,975,298)
Ending balance at Dec. 31, 2014	62,079	$ 21,142	32,263,890		(32,222,953)	$ 0
Ending balance, shares at Dec. 31, 2014		211,419,937
Stock based compensation	419,703		419,703
Net loss	(922,674)				(922,674)
Ending balance at Mar. 31, 2015	$ (440,892)	$ 21,142	$ 32,683,593		$ (33,145,627)
Ending balance, shares at Mar. 31, 2015		211,419,937